Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,860	$ 308,630
Curtiss-Wright Corp.	435	72,641
HEICO Corp.	1,204	184,982
Hexcel Corp.	1,894	111,462
Woodward, Inc.	807	77,964
		$ 755,679
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	287	$ 26,278
Expeditors International of Washington, Inc.	3,517	365,487
GXO Logistics, Inc.(1)	1,389	59,296
United Parcel Service, Inc., Class B	9,893	1,719,799
		$2,170,860
Airlines — 0.2%
American Airlines Group, Inc.(1)	1,545	$19,652
Delta Air Lines, Inc.(1)	13,838	454,717
Southwest Airlines Co.(1)	12,711	427,979
		$902,348
Auto Components — 0.2%
Aptiv PLC(1)	5,735	$534,101
Gentex Corp.	4,236	115,516
Lear Corp.	169	20,959
		$670,576
Automobiles — 1.6%
Tesla, Inc.(1)	53,043	$6,533,837
		$6,533,837
Banks — 0.1%
Commerce Bancshares, Inc.	262	$17,834
First Financial Bankshares, Inc.	1,241	42,691
First Republic Bank	887	108,117
ServisFirst Bancshares, Inc.	300	20,673
SVB Financial Group(1)	681	156,725
		$346,040
Beverages — 1.5%
Coca-Cola Co. (The)	56,039	$3,564,641
Coca-Cola Consolidated, Inc.	111	56,872
PepsiCo, Inc.	13,892	2,509,729
		$6,131,242
Security	Shares	Value
Biotechnology — 4.5%
AbbVie, Inc.	31,575	$ 5,102,836
Alkermes PLC(1)	1,137	29,710
Alnylam Pharmaceuticals, Inc.(1)	3,056	726,258
Amgen, Inc.	11,682	3,068,160
Biogen, Inc.(1)	2,391	662,116
BioMarin Pharmaceutical, Inc.(1)	4,320	447,077
Exact Sciences Corp.(1)(2)	3,844	190,316
Exelixis, Inc.(1)	5,579	89,487
Gilead Sciences, Inc.	10,431	895,501
Halozyme Therapeutics, Inc.(1)	3,520	200,288
Horizon Therapeutics PLC(1)	5,847	665,389
Incyte Corp.(1)	4,377	351,561
Ionis Pharmaceuticals, Inc.(1)	2,559	96,653
Moderna, Inc.(1)	6,789	1,219,440
Neurocrine Biosciences, Inc.(1)	2,452	292,867
Regeneron Pharmaceuticals, Inc.(1)	2,501	1,804,447
Sarepta Therapeutics, Inc.(1)	1,492	193,333
Seagen, Inc.(1)	3,164	406,606
United Therapeutics Corp.(1)	500	139,045
Vertex Pharmaceuticals, Inc.(1)	6,218	1,795,634
		$18,376,724
Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,688	$138,365
Allegion PLC	2,115	222,625
Carlisle Cos., Inc.	2,540	598,551
Carrier Global Corp.	1,877	77,426
Fortune Brands Innovations, Inc.	417	23,815
Johnson Controls International PLC	6,787	434,368
Lennox International, Inc.	887	212,197
Masco Corp.	4,323	201,755
MasterBrand, Inc.(1)	417	3,148
Simpson Manufacturing Co., Inc.	1,052	93,270
Trane Technologies PLC	2,299	386,439
Trex Co., Inc.(1)	1,770	74,924
UFP Industries, Inc.	250	19,813
		$2,486,696
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	25	$3,961
Ameriprise Financial, Inc.	256	79,711
Ares Management Corp., Class A	2,842	194,506
BlackRock, Inc.	571	404,628
Blackstone, Inc.	14,632	1,085,548
Cboe Global Markets, Inc.	1,725	216,436
Charles Schwab Corp. (The)	16,572	1,379,785

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
CME Group, Inc.	389	$ 65,414
Coinbase Global, Inc., Class A(1)	3,151	111,514
FactSet Research Systems, Inc.	791	317,357
Houlihan Lokey, Inc.	843	73,476
Interactive Brokers Group, Inc., Class A	500	36,175
Intercontinental Exchange, Inc.	3,144	322,543
KKR & Co., Inc.	9,341	433,609
LPL Financial Holdings, Inc.	1,650	356,680
MarketAxess Holdings, Inc.	782	218,092
Moody's Corp.	3,582	998,017
Morningstar, Inc.	576	124,756
MSCI, Inc.	1,757	817,304
Nasdaq, Inc.	4,770	292,639
Raymond James Financial, Inc.	602	64,324
S&P Global, Inc.	7,281	2,438,698
SEI Investments Co.	2,575	150,122
T. Rowe Price Group, Inc.	2,000	218,120
Tradeweb Markets, Inc., Class A	2,074	134,665
		$10,538,080
Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,764	$852,031
Ashland, Inc.	63	6,774
Avient Corp.	500	16,880
Axalta Coating Systems, Ltd.(1)	3,331	84,841
Cabot Corp.	1,450	96,918
Celanese Corp.	893	91,300
Eastman Chemical Co.	130	10,587
Ecolab, Inc.	4,786	696,650
Element Solutions, Inc.	5,276	95,970
FMC Corp.	1,886	235,373
International Flavors & Fragrances, Inc.	3,638	381,408
Livent Corp.(1)(2)	4,824	95,853
Mosaic Co. (The)	2,442	107,131
PPG Industries, Inc.	4,077	512,642
Sherwin-Williams Co. (The)	6,759	1,604,113
		$4,888,471
Commercial Services & Supplies — 0.8%
Cintas Corp.	1,669	$753,754
Clean Harbors, Inc.(1)	405	46,219
Copart, Inc.(1)	9,698	590,511
IAA, Inc.(1)	2,136	85,440
MSA Safety, Inc.	1,092	157,455
Republic Services, Inc.	2,771	357,431
Stericycle, Inc.(1)	435	21,702
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	815	$ 118,330
Waste Management, Inc.	7,016	1,100,670
		$ 3,231,512
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	4,731	$ 574,107
Ciena Corp.(1)	1,745	88,960
Cisco Systems, Inc.	20,847	993,151
F5, Inc.(1)	1,213	174,078
Juniper Networks, Inc.	1,587	50,720
Lumentum Holdings, Inc.(1)	1,397	72,881
Motorola Solutions, Inc.	3,394	874,668
		$2,828,565
Construction & Engineering — 0.2%
AECOM	1,469	$124,762
MasTec, Inc.(1)	680	58,024
Quanta Services, Inc.	2,741	390,592
Valmont Industries, Inc.	465	153,762
WillScot Mobile Mini Holdings Corp.(1)	3,816	172,369
		$899,509
Construction Materials — 0.2%
Vulcan Materials Co.	5,603	$981,141
		$981,141
Consumer Finance — 0.2%
American Express Co.	3,837	$566,917
Credit Acceptance Corp.(1)(2)	94	44,594
SLM Corp.	1,000	16,600
SoFi Technologies, Inc.(1)	1,250	5,762
Upstart Holdings, Inc.(1)(2)	1,000	13,220
		$647,093
Containers & Packaging — 0.2%
AptarGroup, Inc.	674	$74,127
Avery Dennison Corp.	1,696	306,976
Ball Corp.	4,488	229,516
Crown Holdings, Inc.	2,102	172,805
Graphic Packaging Holding Co.	5,219	116,123
Packaging Corp. of America	472	60,374
Sonoco Products Co.	54	3,278
		$963,199
Distributors — 0.1%
Genuine Parts Co.	120	$20,821

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors (continued)
LKQ Corp.	610	$ 32,580
Pool Corp.	731	221,004
		$ 274,405
Diversified Consumer Services — 0.1%
ADT, Inc.	226	$ 2,050
Bright Horizons Family Solutions, Inc.(1)	1,017	64,173
H&R Block, Inc.	3,168	115,664
Service Corp. International	1,324	91,541
		$273,428
Diversified Telecommunication Services — 0.0%(3)
Iridium Communications, Inc.(1)	1,814	$93,240
		$93,240
Electric Utilities — 1.0%
Alliant Energy Corp.	500	$27,605
Eversource Energy	250	20,960
NextEra Energy, Inc.	44,646	3,732,406
Xcel Energy, Inc.	1,239	86,866
		$3,867,837
Electrical Equipment — 0.8%
Acuity Brands, Inc.	482	$79,824
AMETEK, Inc.	5,122	715,646
Atkore, Inc.(1)	1,074	121,813
Eaton Corp. PLC	3,513	551,365
Emerson Electric Co.	5,327	511,712
Generac Holdings, Inc.(1)	1,926	193,871
Hubbell, Inc.	385	90,352
nVent Electric PLC	760	29,237
Plug Power, Inc.(1)(2)	2,000	24,740
Regal Rexnord Corp.	191	22,916
Rockwell Automation, Inc.	3,146	810,315
Sensata Technologies Holding PLC	2,614	105,553
Sunrun, Inc.(1)	180	4,324
		$3,261,668
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	16,028	$1,220,372
CDW Corp.	2,242	400,376
Cognex Corp.	5,037	237,293
Coherent Corp.(1)	3,534	124,043
Corning, Inc.	6,269	200,232
IPG Photonics Corp.(1)	167	15,810
Keysight Technologies, Inc.(1)	4,882	835,164
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	388	$ 85,438
National Instruments Corp.	2,197	81,069
Novanta, Inc.(1)	956	129,892
Rogers Corp.(1)	261	31,148
Teledyne Technologies, Inc.(1)	1,144	457,497
Trimble, Inc.(1)	6,722	339,864
Zebra Technologies Corp., Class A(1)	1,018	261,025
		$ 4,419,223
Energy Equipment & Services — 0.3%
Baker Hughes Co.	39,961	$1,180,048
		$1,180,048
Entertainment — 1.9%
AMC Entertainment Holdings, Inc., Class A(1)(2)	3,181	$12,947
Electronic Arts, Inc.	5,265	643,278
Liberty Media Corp.-Liberty Formula One, Class A(1)	36	1,923
Live Nation Entertainment, Inc.(1)	449	31,313
Netflix, Inc.(1)	9,039	2,665,420
Playtika Holding Corp.(1)	4,000	34,040
ROBLOX Corp., Class A(1)	8,648	246,122
Roku, Inc.(1)	2,458	100,041
Take-Two Interactive Software, Inc.(1)	3,010	313,431
Walt Disney Co. (The)(1)	40,653	3,531,933
Warner Music Group Corp., Class A	1,813	63,491
		$7,643,939
Food & Staples Retailing — 0.8%
BJ's Wholesale Club Holdings, Inc.(1)	250	$16,540
Casey's General Stores, Inc.	141	31,633
Costco Wholesale Corp.	4,389	2,003,579
Performance Food Group Co.(1)	4,757	277,761
Sysco Corp.	6,862	524,600
US Foods Holding Corp.(1)	2,984	101,516
Walmart, Inc.	3,074	435,862
		$3,391,491
Food Products — 0.9%
Darling Ingredients, Inc.(1)	5,536	$346,498
Flowers Foods, Inc.	1,300	37,362
General Mills, Inc.	2,939	246,435
Hershey Co. (The)	4,614	1,068,464
Hormel Foods Corp.	4,290	195,410
Lamb Weston Holdings, Inc.	4,797	428,660
McCormick & Co., Inc.	5,153	427,132

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	11,133	$ 742,014
		$ 3,491,975
Gas Utilities — 0.0%(3)
New Jersey Resources Corp.	1,100	$ 54,582
		$ 54,582
Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	34,007	$ 3,733,629
Align Technology, Inc.(1)	1,732	365,279
Baxter International, Inc.	11,095	565,512
Becton, Dickinson and Co.	4,961	1,261,582
Boston Scientific Corp.(1)	34,555	1,598,860
Cooper Cos., Inc. (The)	1,182	390,852
DENTSPLY SIRONA, Inc.	550	17,512
DexCom, Inc.(1)	9,370	1,061,059
Edwards Lifesciences Corp.(1)	14,830	1,106,466
Envista Holdings Corp.(1)	233	7,845
Globus Medical, Inc., Class A(1)	1,635	121,431
Hologic, Inc.(1)	5,741	429,484
ICU Medical, Inc.(1)	550	86,614
IDEXX Laboratories, Inc.(1)	1,977	806,537
Inspire Medical Systems, Inc.(1)	699	176,064
Insulet Corp.(1)	1,642	483,388
Integra LifeSciences Holdings Corp.(1)	1,421	79,676
Intuitive Surgical, Inc.(1)	8,485	2,251,495
iRhythm Technologies, Inc.(1)	250	23,418
Masimo Corp.(1)	1,127	166,740
Medtronic PLC	8,795	683,547
Novocure, Ltd.(1)	2,503	183,595
Omnicell, Inc.(1)	695	35,042
Penumbra, Inc.(1)	931	207,110
ResMed, Inc.	3,453	718,673
Shockwave Medical, Inc.(1)	879	180,731
STERIS PLC	2,330	430,328
Stryker Corp.	8,564	2,093,812
Tandem Diabetes Care, Inc.(1)	1,583	71,156
Teleflex, Inc.	902	225,166
Zimmer Biomet Holdings, Inc.	5,117	652,418
		$20,215,021
Health Care Providers & Services — 0.8%
AMN Healthcare Services, Inc.(1)	892	$91,715
Chemed Corp.	371	189,369
DaVita, Inc.(1)	1,366	101,999
Elevance Health, Inc.	2,244	1,151,105
Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	400	$ 23,924
Enhabit, Inc.(1)	200	2,632
Ensign Group, Inc. (The)	949	89,785
Guardant Health, Inc.(1)	2,518	68,490
HealthEquity, Inc.(1)	1,693	104,356
Henry Schein, Inc.(1)	1,040	83,065
Humana, Inc.	961	492,215
Laboratory Corp. of America Holdings	529	124,569
LHC Group, Inc.(1)	742	119,974
Molina Healthcare, Inc.(1)	976	322,295
Option Care Health, Inc.(1)	1,000	30,090
Quest Diagnostics, Inc.	250	39,110
R1 RCM, Inc.(1)	3,198	35,018
		$3,069,711
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)(2)	2,138	$71,751
Teladoc Health, Inc.(1)(2)	3,846	90,958
Veeva Systems, Inc., Class A(1)	3,013	486,238
		$648,947
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	7,423	$634,666
Aramark	3,454	142,788
Booking Holdings, Inc.(1)	788	1,588,041
Chipotle Mexican Grill, Inc.(1)	899	1,247,354
Choice Hotels International, Inc.	632	71,188
Darden Restaurants, Inc.	76	10,513
Domino's Pizza, Inc.	1,164	403,210
Expedia Group, Inc.(1)	2,907	254,653
Hilton Grand Vacations, Inc.(1)	600	23,124
Hilton Worldwide Holdings, Inc.	6,069	766,879
Hyatt Hotels Corp., Class A(1)	914	82,671
Marriott International, Inc., Class A	4,686	697,699
Marriott Vacations Worldwide Corp.	664	89,368
Planet Fitness, Inc., Class A(1)	1,831	144,283
Starbucks Corp.	20,861	2,069,411
Texas Roadhouse, Inc.	1,258	114,415
Travel + Leisure Co.	36	1,310
Vail Resorts, Inc.	757	180,431
Wyndham Hotels & Resorts, Inc.	479	34,157
Yum! Brands, Inc.	9,320	1,193,706
		$9,749,867
Household Durables — 0.1%
Helen of Troy, Ltd.(1)	373	$41,369

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
NVR, Inc.(1)	70	$ 322,881
Tempur Sealy International, Inc.	2,854	97,978
TopBuild Corp.(1)	681	106,570
		$ 568,798
Household Products — 1.6%
Church & Dwight Co., Inc.	3,971	$ 320,102
Clorox Co. (The)	1,952	273,924
Colgate-Palmolive Co.	14,805	1,166,486
Kimberly-Clark Corp.	2,900	393,675
Procter & Gamble Co. (The)	28,612	4,336,435
		$6,490,622
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	4,755	$136,754
Brookfield Renewable Corp., Class A	1,673	46,074
Clearway Energy, Inc., Class C	2,094	66,736
Ormat Technologies, Inc.(2)	300	25,944
		$275,508
Insurance — 0.8%
Assurant, Inc.	150	$18,759
Brown & Brown, Inc.	3,786	215,688
Erie Indemnity Co., Class A	334	83,073
Kinsale Capital Group, Inc.	446	116,638
Marsh & McLennan Cos., Inc.	8,594	1,422,135
Primerica, Inc.	236	33,470
Progressive Corp. (The)	9,257	1,200,726
RenaissanceRe Holdings, Ltd.	745	137,251
RLI Corp.	416	54,608
Ryan Specialty Holdings, Inc.(1)	1,910	79,284
W.R. Berkley Corp.	402	29,173
		$3,390,805
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	216,169	$19,072,591
IAC, Inc.(1)	1,216	53,991
Match Group, Inc.(1)	6,033	250,309
Pinterest, Inc., Class A(1)	11,300	274,364
Snap, Inc., Class A(1)	21,936	196,327
ZoomInfo Technologies, Inc., Class A(1)	6,036	181,744
		$20,029,326
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	172,198	$14,464,632
Chewy, Inc., Class A(1)(2)	1,490	55,249
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
eBay, Inc.	10,488	$ 434,937
Etsy, Inc.(1)	2,461	294,779
Wayfair, Inc., Class A(1)(2)	1,151	37,857
		$ 15,287,454
IT Services — 6.7%
Accenture PLC, Class A	13,792	$ 3,680,257
Akamai Technologies, Inc.(1)	3,049	257,031
Amdocs, Ltd.	1,312	119,261
Automatic Data Processing, Inc.	6,226	1,487,142
Block, Inc., Class A(1)	11,278	708,710
Broadridge Financial Solutions, Inc.	1,985	266,248
Cognizant Technology Solutions Corp., Class A	5,563	318,148
Concentrix Corp.	495	65,914
EPAM Systems, Inc.(1)	1,217	398,860
Euronet Worldwide, Inc.(1)	1,155	109,009
ExlService Holdings, Inc.(1)	590	99,964
Fidelity National Information Services, Inc.	12,122	822,478
Fiserv, Inc.(1)	12,884	1,302,186
Gartner, Inc.(1)	1,638	550,597
Genpact, Ltd.	2,902	134,421
International Business Machines Corp.	1,196	168,504
Jack Henry & Associates, Inc.	1,405	246,662
Mastercard, Inc., Class A	17,610	6,123,525
Okta, Inc.(1)	2,859	195,355
Paychex, Inc.	5,000	577,800
PayPal Holdings, Inc.(1)	23,560	1,677,943
SS&C Technologies Holdings, Inc.	4,007	208,604
Thoughtworks Holding, Inc.(1)(2)	3,000	30,570
Twilio, Inc., Class A(1)	3,329	162,988
VeriSign, Inc.(1)	1,908	391,980
Visa, Inc., Class A	33,201	6,897,840
WEX, Inc.(1)	971	158,904
		$27,160,901
Leisure Products — 0.0%(3)
Brunswick Corp.	200	$14,416
Hasbro, Inc.	1,329	81,082
Mattel, Inc.(1)	357	6,369
		$101,867
Life Sciences Tools & Services — 3.8%
10X Genomics, Inc., Class A(1)	2,310	$84,176
Agilent Technologies, Inc.	7,156	1,070,895
Avantor, Inc.(1)	15,097	318,396
Azenta, Inc.	1,247	72,600

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A(1)	504	$ 211,927
Bio-Techne Corp.	3,820	316,602
Bruker Corp.	2,462	168,278
Charles River Laboratories International, Inc.(1)	1,325	288,717
Danaher Corp.	14,762	3,918,130
Illumina, Inc.(1)	3,583	724,483
IQVIA Holdings, Inc.(1)	4,459	913,605
Medpace Holdings, Inc.(1)	574	121,923
Mettler-Toledo International, Inc.(1)	529	764,643
PerkinElmer, Inc.	2,878	403,553
Repligen Corp.(1)(2)	1,210	204,865
Syneos Health, Inc.(1)	2,107	77,285
Thermo Fisher Scientific, Inc.	8,412	4,632,404
Waters Corp.(1)	1,403	480,640
West Pharmaceutical Services, Inc.	1,722	405,273
		$15,178,395
Machinery — 2.3%
Caterpillar, Inc.	4,150	$994,174
Chart Industries, Inc.(1)(2)	1,025	118,111
Cummins, Inc.	440	106,608
Deere & Co.	4,480	1,920,845
Donaldson Co., Inc.	2,263	133,223
Dover Corp.	2,239	303,183
Evoqua Water Technologies Corp.(1)	2,858	113,177
Flowserve Corp.	1,096	33,625
Fortive Corp.	4,640	298,120
Graco, Inc.	4,988	335,493
IDEX Corp.	1,703	388,846
Illinois Tool Works, Inc.	6,516	1,435,475
Ingersoll Rand, Inc.	2,215	115,734
ITT, Inc.	998	80,938
Lincoln Electric Holdings, Inc.	1,346	194,483
Middleby Corp. (The)(1)	857	114,752
Nordson Corp.	1,373	326,389
Otis Worldwide Corp.	11,599	908,318
Parker-Hannifin Corp.	1,970	573,270
Pentair PLC	1,874	84,292
Snap-on, Inc.	284	64,891
Toro Co. (The)	2,775	314,130
Watts Water Technologies, Inc., Class A	407	59,516
Westinghouse Air Brake Technologies Corp.	1,234	123,165
Xylem, Inc.	2,195	242,701
		$9,383,459
Security	Shares	Value
Media — 0.4%
Cable One, Inc.	57	$ 40,576
Charter Communications, Inc., Class A(1)	1,875	635,813
Liberty Broadband Corp., Class C(1)	2,978	227,132
New York Times Co. (The), Class A	2,068	67,127
Sirius XM Holdings, Inc.	17,251	100,746
Trade Desk, Inc. (The), Class A(1)	8,768	393,069
		$ 1,464,463
Multiline Retail — 0.4%
Dillard's, Inc., Class A(2)	100	$32,320
Dollar General Corp.	3,526	868,278
Dollar Tree, Inc.(1)	2,830	400,275
Target Corp.	2,104	313,580
		$1,614,453
Multi-Utilities — 0.2%
Ameren Corp.	250	$22,230
Sempra Energy	5,098	787,845
		$810,075
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	1,729	$73,344
		$73,344
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	1,281	$75,835
		$75,835
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,419	$29,267
Estee Lauder Cos., Inc. (The), Class A	4,503	1,117,239
Olaplex Holdings, Inc.(1)	1,500	7,815
		$1,154,321
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	47,747	$3,435,397
Catalent, Inc.(1)	4,094	184,271
Elanco Animal Health, Inc.(1)	1,270	15,519
Eli Lilly & Co.	17,758	6,496,587
Jazz Pharmaceuticals PLC(1)	1,420	226,220
Merck & Co., Inc.	31,997	3,550,067
Organon & Co.	2,915	81,416
Pfizer, Inc.	71,212	3,648,903
Royalty Pharma PLC, Class A	8,582	339,160
Zoetis, Inc.	11,367	1,665,834
		$19,643,374

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.6%
Alight, Inc., Class A(1)	2,650	$ 22,154
Booz Allen Hamilton Holding Corp.	1,810	189,181
CoStar Group, Inc.(1)	8,891	687,096
Dun & Bradstreet Holdings, Inc.	644	7,895
Equifax, Inc.	2,771	538,572
Exponent, Inc.	1,307	129,511
FTI Consulting, Inc.(1)	538	85,434
Robert Half International, Inc.	1,762	130,088
TransUnion	4,498	255,262
TriNet Group, Inc.(1)	407	27,595
Verisk Analytics, Inc.	3,243	572,130
		$2,644,918
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,131	$164,002
Zillow Group, Inc., Class C(1)(2)	3,639	117,212
		$281,214
Road & Rail — 0.8%
Avis Budget Group, Inc.(1)	117	$19,180
J.B. Hunt Transport Services, Inc.	1,386	241,663
Landstar System, Inc.	515	83,894
Norfolk Southern Corp.	1,927	474,851
Old Dominion Freight Line, Inc.	2,057	583,735
Saia, Inc.(1)	587	123,082
Union Pacific Corp.	8,329	1,724,686
		$3,251,091
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	33,398	$2,163,188
Allegro MicroSystems, Inc.(1)	662	19,873
Analog Devices, Inc.	10,573	1,734,289
Applied Materials, Inc.	17,769	1,730,345
Broadcom, Inc.	8,338	4,662,026
Cirrus Logic, Inc.(1)	1,246	92,802
Enphase Energy, Inc.(1)	2,598	688,366
Entegris, Inc.	2,984	195,721
First Solar, Inc.(1)	30	4,494
GlobalFoundries, Inc.(1)(2)	500	26,945
KLA Corp.	2,915	1,099,042
Lam Research Corp.	2,799	1,176,420
Lattice Semiconductor Corp.(1)	2,826	183,351
Marvell Technology, Inc.	15,568	576,639
Microchip Technology, Inc.	11,021	774,225
Micron Technology, Inc.	732	36,585
MKS Instruments, Inc.	455	38,552
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	974	$ 344,416
NVIDIA Corp.	47,877	6,996,745
ON Semiconductor Corp.(1)	9,160	571,309
Power Integrations, Inc.	1,263	90,582
Qorvo, Inc.(1)	2,192	198,683
QUALCOMM, Inc.	23,271	2,558,414
Semtech Corp.(1)	1,056	30,297
Silicon Laboratories, Inc.(1)	663	89,949
Skyworks Solutions, Inc.	3,096	282,139
SolarEdge Technologies, Inc.(1)	1,048	296,867
Synaptics, Inc.(1)	675	64,233
Teradyne, Inc.	3,089	269,824
Texas Instruments, Inc.	18,724	3,093,579
Universal Display Corp.	740	79,950
		$30,169,850
Software — 14.1%
Adobe, Inc.(1)	9,535	$3,208,814
Altair Engineering, Inc., Class A(1)	850	38,650
ANSYS, Inc.(1)	1,818	439,211
AppLovin Corp., Class A(1)(2)	2,467	25,978
Aspen Technology, Inc.(1)	603	123,856
Autodesk, Inc.(1)	4,416	825,218
Bill.com Holdings, Inc.(1)	1,450	157,992
Black Knight, Inc.(1)	1,619	99,973
Blackline, Inc.(1)	887	59,668
Cadence Design Systems, Inc.(1)	5,531	888,500
Clear Secure, Inc., Class A	1,000	27,430
Coupa Software, Inc.(1)	1,369	108,384
CrowdStrike Holdings, Inc., Class A(1)	4,339	456,853
Datadog, Inc., Class A(1)	5,123	376,540
DocuSign, Inc.(1)	3,812	211,261
Dolby Laboratories, Inc., Class A	609	42,959
Dropbox, Inc., Class A(1)	6,016	134,638
Dynatrace, Inc.(1)	4,474	171,354
Elastic NV(1)	493	25,390
Fair Isaac Corp.(1)	532	318,445
Five9, Inc.(1)	1,549	105,115
Gen Digital, Inc.	12,766	273,575
Guidewire Software, Inc.(1)	1,248	78,075
HubSpot, Inc.(1)	1,017	294,045
Informatica, Inc., Class A(1)	1,000	16,290
Intuit, Inc.	5,703	2,219,722
Manhattan Associates, Inc.(1)	1,385	168,139
Microsoft Corp.	139,214	33,386,301
NCR Corp.(1)	3,131	73,297
Oracle Corp.	32,033	2,618,377

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(1)	6,270	$ 874,916
Paycom Software, Inc.(1)	1,079	334,824
Paycor HCM, Inc.(1)	1,000	24,470
Paylocity Holding Corp.(1)	886	172,114
PTC, Inc.(1)	2,399	287,976
Qualtrics International, Inc., Class A(1)	2,750	28,545
Qualys, Inc.(1)	765	85,856
Rapid7, Inc.(1)	970	32,961
RingCentral, Inc., Class A(1)	2,076	73,490
Roper Technologies, Inc.	1,780	769,120
Salesforce, Inc.(1)	20,036	2,656,573
ServiceNow, Inc.(1)	4,161	1,615,591
Smartsheet, Inc., Class A(1)	2,003	78,838
Splunk, Inc.(1)	513	44,164
Synopsys, Inc.(1)	3,106	991,715
Tenable Holdings, Inc.(1)	2,200	83,930
Tyler Technologies, Inc.(1)	919	296,295
VMware, Inc., Class A(1)	4,825	592,317
Workday, Inc., Class A(1)	4,111	687,894
Zoom Video Communications, Inc., Class A(1)	4,367	295,821
Zscaler, Inc.(1)	1,645	184,076
		$57,185,536
Specialty Retail — 3.5%
Advance Auto Parts, Inc.	320	$47,050
AutoZone, Inc.(1)	372	917,419
Burlington Stores, Inc.(1)	883	179,037
Carvana Co.(1)(2)	2,357	11,172
Five Below, Inc.(1)	1,054	186,421
Floor & Decor Holdings, Inc., Class A(1)(2)	1,963	136,684
GameStop Corp., Class A(1)(2)	592	10,928
Home Depot, Inc. (The)	20,128	6,357,630
Lowe's Cos., Inc.	11,911	2,373,148
O'Reilly Automotive, Inc.(1)	1,219	1,028,872
RH(1)(2)	379	101,265
Ross Stores, Inc.	3,730	432,941
TJX Cos., Inc. (The)	15,078	1,200,209
Tractor Supply Co.	2,110	474,687
Ulta Beauty, Inc.(1)	974	456,874
Williams-Sonoma, Inc.	741	85,156
		$13,999,493
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	300,235	$39,009,534
NetApp, Inc.	1,862	111,832
Pure Storage, Inc., Class A(1)	3,920	104,899
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	1,512	$ 79,546
Western Digital Corp.(1)	726	22,905
		$ 39,328,716
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	88	$ 7,707
Deckers Outdoor Corp.(1)	486	193,992
lululemon Athletica, Inc.(1)	2,267	726,301
NIKE, Inc., Class B	24,703	2,890,498
Tapestry, Inc.	708	26,961
Under Armour, Inc., Class A(1)	1,854	18,837
		$3,864,296
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,000	$38,420
Beacon Roofing Supply, Inc.(1)	500	26,395
Core & Main, Inc., Class A(1)	1,000	19,310
Fastenal Co.	11,324	535,852
SiteOne Landscape Supply, Inc.(1)	988	115,912
United Rentals, Inc.(1)	1,057	375,679
W.W. Grainger, Inc.	833	463,356
		$1,574,924
Water Utilities — 0.0%(3)
American Water Works Co., Inc.	911	$138,855
Essential Utilities, Inc.	1,813	86,534
		$225,389
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	7,867	$1,101,380
		$1,101,380
Total Common Stocks (identified cost $355,911,303)		$401,316,761

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	2,353	$ 2,353
Total Affiliated Fund (identified cost $2,353)		$ 2,353
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(7)	200,911	$ 200,911
Total Securities Lending Collateral (identified cost $200,911)		$ 200,911
Total Short-Term Investments (identified cost $203,264)		$ 203,264
Total Investments — 99.4% (identified cost $356,115,733)		$401,521,191
Other Assets, Less Liabilities — 0.6%		$ 2,497,592
Net Assets — 100.0%		$404,018,783

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $1,335,458 and the total market value of the collateral received by the Fund was $1,373,517, comprised of cash of $200,911 and U.S. government and/or agencies securities of $1,172,606.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of December 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
CVR	– Contingent Value Rights

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166
The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,353, which represents less than 0.05% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,086,317	$39,842,801	$(40,926,765)	$ —	$ —	$2,353	$11,223	2,353

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$401,316,761(2)	$ —	$ —	$401,316,761
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	2,353	—	—	2,353
Securities Lending Collateral	200,911	—	—	200,911
Total Investments	$401,520,025	$ —	$1,166	$401,521,191

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.